Significant Transactions (Details) - Schedule of Fair Values of Assets Acquired and Liabilities - Viridian Sciences Inc. [Member] $ in Thousands	Dec. 31, 2008 USD ($)
Significant Transactions (Details) - Schedule of Fair Values of Assets Acquired and Liabilities [Line Items]
Accounts receivable	$ 556
Prepaid expenses and other current assets	148
Capitalized software	423
Acquired technology	470
Customer relationships	820
Acquired trade name	20
Goodwill	5,408
Accounts payable and accrued expenses	(350)
Deferred tax liabilities	(307)
Deferred revenue	(1,000)
Net assets acquired	$ 6,188